Annual Total Returns[BarChart] - Invesco VI Health Care Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.95%	20.90%	40.54%	19.67%	3.16%	(11.46%)	15.83%	0.90%	32.50%	14.46%